Note 2 - Property and Equipment (Details) - Property and Equipment Components (USD $)	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,299,704	$ 5,169,309	$ 4,786,228	$ 4,277,492
Less accumulated depreciation and amortization	350,907	4,206,240	3,870,399	3,381,866
Property and equipment, net	1,948,797	963,069	915,829	895,626
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,467,346	2,424,874	2,378,246	2,130,430
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	143,240	646,643	597,262	594,270
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	413,833	1,828,705	1,563,979	1,340,607
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 275,285	$ 269,087	$ 246,741	$ 212,185